Debentures - Schedule of Aggregate Principal Annual Payments of the Debentures (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Aggregate Principal Annual Payments of the Debentures [Line Items]
Aggregate principal annual	$ 274,038
2025 [Member]
Schedule of Aggregate Principal Annual Payments of the Debentures [Line Items]
Aggregate principal annual	83,838
2026 [Member]
Schedule of Aggregate Principal Annual Payments of the Debentures [Line Items]
Aggregate principal annual	83,838
2027 [Member]
Schedule of Aggregate Principal Annual Payments of the Debentures [Line Items]
Aggregate principal annual	23,559
2028 [Member]
Schedule of Aggregate Principal Annual Payments of the Debentures [Line Items]
Aggregate principal annual	23,559
2029 [Member]
Schedule of Aggregate Principal Annual Payments of the Debentures [Line Items]
Aggregate principal annual	$ 59,244